Fair Value Measurements - Measured at Fair Value on a Recurring Basis (Q3) (Details) - USD ($)	9 Months Ended		12 Months Ended	33 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Sep. 30, 2023	Dec. 31, 2021
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 2,323,923		$ 536,300	$ 2,323,923	$ 14,301,100
Fair value assets transfers	0		0
Cash withdrawn from Trust Account for working capital purposes	1,230,308	$ 27,010	43,317	4,304,076
Level 1 [Member]
Assets:
Cash and investments held in Trust Account					483,012,312
Level 1 [Member] | Cash [Member]
Assets:
Cash and investments held in Trust Account	6,655,195			6,655,195
Level 1 [Member] | Money Market Funds [Member]
Assets:
Cash and investments held in Trust Account			487,268,822
Level 1 [Member] | Public Warrant [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	1,255,800		289,800	1,255,800	7,728,000
Level 3 [Member] | Private Placement Warrants [Member]
Liabilities, Fair Value Disclosure [Abstract]
Derivative liabilities	$ 1,068,123		$ 246,500	$ 1,068,123	$ 6,573,100